INCOME TAXES - Non-capital Losses (Details) $ in Millions	Mar. 31, 2019 CAD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	$ 168.9
Unused tax losses for which deferred tax asset recognised	147.4
Tax Year 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2.4
Unused tax losses for which deferred tax asset recognised	0.1
Tax Year 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	0.9
Unused tax losses for which deferred tax asset recognised	0.6
Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	1.5
Unused tax losses for which deferred tax asset recognised	2.2
Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	5.6
Unused tax losses for which deferred tax asset recognised	0.0
Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	5.3
Unused tax losses for which deferred tax asset recognised	0.0
Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	2.9
Unused tax losses for which deferred tax asset recognised	0.0
Tax Year 2025 - 2038
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	115.8
Unused tax losses for which deferred tax asset recognised	48.8
No expiry date
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unused tax losses for which no deferred tax asset recognised	34.5
Unused tax losses for which deferred tax asset recognised	$ 95.7